Cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Cash, Cash Equivalents, and Short-Term Investments [Abstract]
Cash and Cash Equivalents and Short-Term Investments	Cash and cash equivalents and short-term investments consist of the following:

Year ended December 31 (€, in millions)	2023	2024
Deposits with financial institutions, governments and government-related bodies	1,348.7	4,850.4
Investments in money market funds	3,167.4	6,379.2
Bank accounts	2,488.6	1,506.3
Cash and cash equivalents	7,004.7	12,735.9

Deposits with financial institutions, governments and government-related bodies	5.4	5.4
Short-term investments	5.4	5.4